Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 30, 2013
Income Taxes
Federal income tax rate (as a percent)	35.00%	35.00%	35.00%
Reconciliation of computed expected tax expense excluding non-controlling interest to income tax expense (benefit) attributable to continuing operations
Computed expected tax expense excluding non-controlling interest	$ 128,275,000	$ 155,714,000	$ 127,625,000
Adjustments to tax expense attributable to:
Foreign tax differences	(36,139,000)	(40,733,000)	(33,322,000)
Tax-exempt investment income	(62,000)	(116,000)	(974,000)
State income taxes, net of federal benefit	658,000	3,849,000	1,803,000
Change in valuation allowance		(754,000)	(6,189,000)
Federal tax credits	(1,693,000)	(5,153,000)	(3,351,000)
Change in pension deferred tax	(1,252,000)	(199,000)	(329,000)
Domestic manufacturing deduction	(5,643,000)	(8,012,000)	(4,837,000)
Other	46,000	(5,545,000)	607,000
Income tax expense	84,190,000	99,051,000	81,033,000
Components of earnings before income taxes
United States	178,821,000	300,992,000	223,401,000
Foreign	187,680,000	143,906,000	141,243,000
Total earnings excluding non-controlling interest	366,501,000	444,898,000	364,644,000
Less: Net loss (income) attributable to noncontrolling interests	(277,000)	2,290,000	599,000
Earnings before income taxes	366,778,000	442,608,000	364,045,000
Current:
Federal	68,928,000	79,069,000	48,814,000
Foreign	31,149,000	15,318,000	15,855,000
State and local	6,507,000	6,549,000	2,924,000
Deferred:
Federal	(16,818,000)	(1,761,000)	13,204,000
Foreign	(935,000)	(232,000)	15,000
State and local	(4,641,000)	108,000	221,000
Income tax expense	84,190,000	99,051,000	81,033,000
Unrealized changes in other comprehensive income	(9,197,000)	(12,604,000)	(5,443,000)
Total income taxes	74,993,000	86,447,000	75,590,000
Income taxes receivable	8,046,000	33,539,000
Income taxes payable	14,381,000	2,604,000
Deferred income tax liabilities:
Cash basis farming adjustment	10,413,000	10,581,000
Depreciation	108,083,000	109,409,000
LIFO	7,012,000	27,927,000
Other	3,770,000	4,406,000
Aggregate deferred income tax liabilities	129,278,000	152,323,000
Deferred income tax assets:
Reserves/accruals	87,836,000	83,816,000
Tax credit carry-forwards	12,813,000	11,217,000
Deferred earnings of foreign subsidiaries	17,851,000	12,672,000
Net operating and capital loss carry-forwards	11,756,000	15,800,000
Other	1,442,000	2,041,000
Aggregate deferred income tax assets	131,698,000	125,546,000
Valuation allowance	11,758,000	16,320,000
Net deferred income tax liability	9,338,000	43,097,000
Accrued interest and penalties on uncertain tax positions	926,000	1,377,000
Unrecognized tax benefits, if recognized, would affect the effective tax rate	5,053,000	7,898,000
Reconciliation of the beginning and ending amount of unrecognized tax benefits
Balance at the beginning of the year	7,898,000	3,548,000
Additions for uncertain tax positions of prior years	929,000	66,000
Decreases for uncertain tax positions of prior years	(2,715,000)	(109,000)
Additions for uncertain tax positions of current year	1,165,000	4,791,000
Lapse of statute of limitations	(2,224,000)	(398,000)
Balance at the end of the year	5,053,000	7,898,000	3,548,000
Undistributed earnings from foreign operations	985,402,000
Tax savings due to tax holiday	2,063,000	16,275,000	3,434,000
Tax savings per diluted earnings per common share (in dollars per share)	$ 1.71	$ 13.40	$ 2.80
Net operating loss carry-forwards and tax credit carry-forwards
Anticipated one-time tax benefit on enactment of law, minimum				7,500,000
Anticipated one-time tax benefit on enactment of law, maximum				15,000,000
One-time Federal blender's credits that will be recognized as revenues				11,260,000
Foreign
Net operating loss carry-forwards and tax credit carry-forwards
Net operating loss carry-forwards (NOLs)	39,241,000
State
Net operating loss carry-forwards and tax credit carry-forwards
Tax credit carry-forwards	$ 19,712,000